Staff expenses	12 Months Ended
Dec. 31, 2022
Classes of employee benefits expense [abstract]
Staff expenses
26 Staff Expenses

Staff expenses
in EUR million	2022	2021	2020
Salaries	4,145	4,011	3,751
Pension costs and other staff-related benefit costs	390	408	395
Social security costs	584	563	538
Share-based compensation arrangements	26	31	19
External employees	738	699	881
Education	47	47	43
Other staff costs	222	182	186
	6,152	5,941	5,812
Share-based compensation arrangements include EUR 25 million (2021: EUR 29 million; 2020: EUR 17 million) relating to equity-settled share-based payment arrangements and EUR 1 million (2021: EUR 2 million; 2020: EUR 2 million) relating to cash-settled share-based payment arrangements.

Number of employees
	Netherlands			Rest of the world			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Total average number of internal employees at full time equivalent basis	14,488	15,138	15,201	43,081	42,523	40,701	57,569	57,660	55,901
Remuneration of senior management, Executive Board and Supervisory Board
Reference is made to Note 49 'Related parties'.
Share plans and Stock Options
ING grants various types of share awards, namely deferred shares, performance shares and upfront shares, which form part of the variable remuneration offering via the Long-term Sustainable Performance Plan (LSPP). The entitlement to the LSPP share awards is granted conditionally. If the participant remains in employment for an uninterrupted period between the grant date and the vesting date, the entitlement becomes unconditional, with the exception of the upfront shares which are immediately vested upon grant. Upfront and deferred shares awarded to the Management Board members of ING Group as well as identified staff, have a retention obligation that must be adhered to upon vesting, typically a minimum retention of 12 months applies. ING has the authority to apply a holdback to awarded but unvested shares and a clawback to vested shares
The share awards granted in 2022 relate to the performance year 2021. In 2022, 55,651 share awards (2021: 0; 2020: 63,837) were granted to the members of the Executive Board of ING Groep N.V., and 137,506 share awards (2021: 123,750; 2020: 122,338) were granted to the Management Board Banking. To senior management and other employees 2,913,926 share awards (2021: 3,267,372; 2020: 3,678,776) were granted.
The obligations with regard to share plans are funded by newly issued shares at the discretion of ING Group.

Changes in share awards
	Share awards (in numbers)			Weighted average grant date fair values (in euros)
	2022	2021	2020	2022	2021	2020
Opening balance	3,674,672	3,878,219	3,857,048	7.60	7.25	11.14
Granted	3,107,083	3,391,122	3,864,951	8.99	9.69	5.12
Vested	-2,962,698	-3,459,163	-3,690,340	8.60	9.25	9.01
Forfeited	-119,502	-135,506	-153,440	7.63	7.61	8.55
Closing balance	3,699,555	3,674,672	3,878,219	7.97	7.60	7.25
As at 31 December 2022 the share awards consists of 3,201,579 share awards (2021: 3,154,715; 2020: 3,326,457) relating to equity-settled share-based payment arrangements and 497,976 share awards (2021: 519,957; 2020: 551,762) relating to cash-settled share-based payment arrangements.
The fair value of share awards granted is recognised as an expense under Staff expenses and is allocated over the vesting period of the share awards. The fair value calculation takes into account the current share prices, expected volatilities and the dividend yield of ING shares.
As at 31 December 2022, total unrecognised compensation costs related to share awards amount to EUR 13 million (2021: EUR 13 million; 2020: EUR 10 million). These costs are expected to be recognised over a weighted average period of 1.9 years (2021: 1.7 years; 2020: 1.6 years).